UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              -------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seemore Advisors LLC
Address:  c/o Akin Gump Strauss Hauer & Feld LLP
          590 Madison Avenue
          New York, NY 10022

Form 13F File Number: 028-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hal Goldstein
Title:    Vice President

Signature, Place, and Date of Signing:

/s/ Hal Goldstein        New York, New York               November 14, 2005
-------------------      --------------------             -----------------
[Signature]              [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                           -----------
Form 13F Information Table Entry Total:                             26
                                                           -----------
Form 13F Information Table Value Total:                      $ 678,505
                                                           -----------
                                                           (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                  Seemore Advisors LLC
                                               Form 13F Information Table
                                           For Quarter Ended September 30, 2005


                                               MARKET       SHARES OR                                           VOTING AUTHORITY
                    TITLE OF                   VALUE        PRINCIPAL  SH/   PUT/  INVESTMENT  OTHER           ------------------
NAME OF ISSUER      CLASS        CUSIP        (X $1000)     AMOUNT     PRN   CALL  DISCRETION  MANAGERS    SOLE      SHARED    NONE
--------------      -------      -----        ---------     ---------  ---   ----  ----------  --------    ----      ------    ----

-----------------------------------------------------------------------------------------------------------------------------------
BKF CAP GROUP INC   COM          05548G102        3,526       114,000   SH           Sole                 114,000
-----------------------------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS
INC                 COM          150934107          858       300,000   SH           Sole                 300,000
-----------------------------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS   NOTE
INC                 5.750% 6/1   150934AD9          882     1,176,000   PRN          Sole               1,176,000
-----------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED COMM
HLDGS INC           COM          209034107        1,846       135,700   SH           Sole                 135,700
---------------------------------------------------------- ------------------------------------------------------------------------
COURTSIDE           UNIT
ACQUISITION CORP    99/99/9999   22274N201        3,500       560,000   SH           Sole                 560,000
-----------------------------------------------------------------------------------------------------------------------------------
DOR BIOPHARMA INC   COM          258094101          157       476,758   SH           Sole                 476,758
-----------------------------------------------------------------------------------------------------------------------------------
EMISPHERE
TECHNOLOGIES INC    COM          291345106       14,625     3,250,000   SH           Sole               3,250,000
-----------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE
INTL INC            COM          36866W106           76       25,550    SH           Sole                  25,550
-----------------------------------------------------------------------------------------------------------------------------------
GLATFELTER          COM          377316104        5,636       400,000   SH           Sole                 400,000
-----------------------------------------------------------------------------------------------------------------------------------
IMAGE ENTMT INC     COM NEW      452439201        4,358     1,040,000   SH           Sole               1,040,000
-----------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC     COM          45245W109       19,468       619,000   SH           Sole                 619,000
-----------------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS
INTL INC            COM NEW      521863308      413,804    11,755,806   SH           Sole              11,755,806
-----------------------------------------------------------------------------------------------------------------------------------
LIONS GATE ENTMNT
CORP                COM NEW      535919203       77,527     8,126,500   SH           Sole               8,126,500
-----------------------------------------------------------------------------------------------------------------------------------
M & F WORLDWIDE
CORP                COM          552541104       14,539       935,000   SH           Sole                 935,000
-----------------------------------------------------------------------------------------------------------------------------------
MARVEL ENTERPRISES
INC                 COM          57383M108       70,495     3,944,867   SH           Sole               3,944,867
-----------------------------------------------------------------------------------------------------------------------------------
MITCHAM INDS INC    COM          606501104        1,349       118,333   SH           Sole                 118,333
-----------------------------------------------------------------------------------------------------------------------------------
NATIONSHEALTH INC   COM          63860C100       17,217     2,165,714   SH           Sole               2,165,714
-----------------------------------------------------------------------------------------------------------------------------------
NATIONSHEALTH INC   UNIT
                    08/24/2007    63860C209       2,151       153,667   SH           Sole                 153,667
-----------------------------------------------------------------------------------------------------------------------------------
NATIONSHEALTH INC   *W EXP
                    08/24/2007   63860C118          533       180,667   SH           Sole                 180,667
-----------------------------------------------------------------------------------------------------------------------------------
NEOSE
TECHNOLOGIES INC    COM          640522108        3,412     1,451,837   SH           Sole               1,451,837
-----------------------------------------------------------------------------------------------------------------------------------
NOVADEL PHARMA INC  COM          66986X106        1,667       952,380   SH           Sole                 952,380
-----------------------------------------------------------------------------------------------------------------------------------
OMEGA PROTEIN CORP  COM          68210P107        6,664       875,700   SH           Sole                 875,700
-----------------------------------------------------------------------------------------------------------------------------------
REPSOL YPF SA       SPONSORED
                    ADR          76026T205        4,585       141,900   SH           Sole                 141,900
-----------------------------------------------------------------------------------------------------------------------------------
VIASAT INC          COM          92552V100        6,892       268,708   SH           Sole                 268,708
-----------------------------------------------------------------------------------------------------------------------------------
WILLBROS GROUP INC  COM          969199108          792        50,000   SH           Sole                  50,000
-----------------------------------------------------------------------------------------------------------------------------------
DR REDDYS LABS LTD  ADR          256135203        1,946       100,000   SH           Sole                 100,000
-----------------------------------------------------------------------------------------------------------------------------------

REPORT SUMMARY: 26 DATA RECORDS                 678,505 (FMV IN THOUSANDS)



         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED